Prepayments (Details) - USD ($)	Sep. 30, 2021	Mar. 31, 2021
Prepayments
Prepaid service fees	$ 2,787,311	$ 1,708,093
Prepaid insurance fee	116,222	68,110
Prepaid legal service fee		8,334
Total	$ 2,903,533	$ 1,784,537